Expense Example {- Franklin U.S. Core Equity (IU) Fund} - Frankllin Core Equity (IU)_FAS6 Funds-03 - Franklin U.S. Core Equity (IU) Fund - Advisor Class	Dec. 01, 2020 USD ($)
Expense Example:
1 year	none
3 years	9
5 years	19
10 years	$ 47